Pensions and Other Postretirement Benefits (Contributions to Multi-employer Plan) (Details) - Railroad Employees National Early Retirement Major Medical Benefit Plan	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Multiemployer Plans [Line Items]
Contributions to multi-employer plan	$ 3,000,000	$ 4,000,000	$ 6,000,000
Multiemployer plan employer contribution rate per month	$ 46.34	$ 67.05
Number of retirees covered	128	148